STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
STATEMENTS OF OPERATIONS [Abstract]
Revenues (Note 10)	$ 1,646		$ 2,050		$ 813
Cost of revenues (Note 10)	595		717		109
Gross profit	1,051		1,333		704
Sales and Marketing	305
General and administrative	427		638		1,163
Other expenses	17
Operating profit (loss)	302		695		(459)
Financial income, net	36		52		438
Net profit (loss) from continuing operation	338		747		(21)
Discontinued operation
Operating loss from discontinued operation					(107)
Capital gain from sale of discontinued operation					6,907
Net profit from Discontinued operation					6,800
Net profit	$ 338		$ 747		$ 6,779
Per share data-
Basic and Diluted earnings (loss) from continuing operations	$ 0.126		$ 0.278		$ (0.008)
Basic and Diluted earnings from discontinued operations					$ 2.527
Basic and Diluted earnings	$ 0.126		$ 0.278		$ 2.519
Shares used in computing loss per ordinary share:
Basic and Diluted	2,690,857	[1]	2,690,587	[1]	2,690,857	[1]

[1]	Shares used for loss per share calculation have been adjusted retroactively to reflect the one for ten reverse split of our ordinary shares dated February 22, 2010.